TRADE AND OTHER RECEIVABLES - Balances of counterparties who have been assessed as being credit impaired at reporting date (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	R 56.5	R 23.1
Other receivables	21.2	17.3
Loss allowance	(1.2)	(2.6)	R (4.9)
Trade and other receivables	144.1	146.4
Financial instruments not credit-impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	56.5	23.1
Other receivables	20.0	14.7
Trade and other receivables	76.5	37.8
Financial instruments credit-impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	0.0	0.0
Other receivables	1.2	2.6
Trade and other receivables	R 1.2	R 2.6